OTHER INVESTMENTS (Schedule of Other Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Investments [Abstract]
Unlisted securities at cost	$ 19,826	$ 19,862
Less: other-than-temporary impairment losses recognized	(4,352)	(4,235)
Other investments	$ 15,474	$ 15,627